SUPPLEMENT TO THE FIDELITY(registered trademark) ADVISOR
HIGH YIELD FUND
INSTITUTIONAL CLASS
DECEMBER 29, 1999 PROSPECTUS

EFFECTIVE JUNE 2000, the following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

Thomas Soviero is vice president and manager of Advisor High Yield, which he has managed since June 2000. He also manages several institutional high-yield accounts for Fidelity. Since joining Fidelity in 1989, Mr. Soviero has worked as an analyst, portfolio assistant, portfolio manager, and director of high-yield research.


SUPPLEMENT TO THE FIDELITY(registered trademark) ADVISOR
HIGH YIELD FUND
CLASS A, CLASS T,
CLASS B, AND CLASS C
DECEMBER 29, 1999 PROSPECTUS

EFFECTIVE JUNE 2000, the following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

Thomas Soviero is vice president and manager of Advisor High Yield, which he has managed since June 2000. He also manages several institutional high-yield accounts for Fidelity. Since joining Fidelity in 1989, Mr. Soviero has worked as an analyst, portfolio assistant, portfolio manager, and director of high-yield research.